Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2023
Trade and other payables
Schedule of trade and other payables
	06.30.2023	06.30.2022
Trade payables	36,781	31,945
Advances from sales, leases and services (*)	16,420	11,562
Accrued invoices	3,925	4,999
Deferred income	145	207
Admission fees (*)	8,170	5,551
Deposits in guarantee	141	144
Total trade payables	65,582	54,408
Dividends payable to non-controlling interests	2,731	3,645
Tax payables	6,172	5,674
Director´s Fees	7,395	1,425
Management fees	3,127	8,565
Others	3,181	2,857
Total other payables	22,606	22,166
Total trade and other payables	88,188	76,574

Non-current	12,255	9,912
Current	75,933	66,662
Total	88,188	76,574